LOANS - Non-accrual Corporate Loans (Details) - Corporate - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing receivable impaired
Number of months in sustained period of repayment performance for cash-basis loans to return to an accrual status	6 months
Recorded investment	$ 2,421	$ 1,596
Unpaid principal balance	2,954	1,946
Related specific allowance	392	363
Average carrying value	2,407	1,394
Interest income recognized	40	11	$ 47
Impaired financing receivable with specific allowance	1,485	764
Impaired financing receivable without specific allowance	936	832
Commercial and industrial
Financing receivable impaired
Recorded investment	1,909	1,071
Unpaid principal balance	2,259	1,238
Related specific allowance	362	246
Average carrying value	1,919	859
Interest income recognized	25	7
Impaired financing receivable with specific allowance	1,343	571
Impaired financing receivable without specific allowance	566	500
Financial institutions
Financing receivable impaired
Recorded investment	185	173
Unpaid principal balance	192	196
Related specific allowance	16	10
Average carrying value	183	194
Interest income recognized	3	0
Impaired financing receivable with specific allowance	45	18
Impaired financing receivable without specific allowance	140	155
Mortgage and real estate
Financing receivable impaired
Recorded investment	139	232
Unpaid principal balance	250	322
Related specific allowance	10	21
Average carrying value	174	240
Interest income recognized	6	4
Impaired financing receivable with specific allowance	41	60
Impaired financing receivable without specific allowance	98	172
Lease financing
Financing receivable impaired
Recorded investment	56	76
Unpaid principal balance	56	76
Related specific allowance	4	54
Average carrying value	44	62
Interest income recognized	0	0
Impaired financing receivable with specific allowance	55	75
Impaired financing receivable without specific allowance	1	1
Other
Financing receivable impaired
Recorded investment	132	44
Unpaid principal balance	197	114
Related specific allowance	0	32
Average carrying value	87	39
Interest income recognized	6	0
Impaired financing receivable with specific allowance	1	40
Impaired financing receivable without specific allowance	$ 131	$ 4